UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 65,934	$ 23,264
Fair value adjustments to hedging financial instruments	(3,411)	(3,147)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	110	4,607
Other comprehensive income/(loss)	56	(48)
Other comprehensive (loss)/income, net of tax	(3,245)	1,412
Comprehensive income	$ 62,689	$ 24,676